Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		kr 7,271	kr 5,717
Additional provisions, including increases to existing provisions		983	1,000
Additional provisions from acquisition of businesses (note 5.3)		0	884
Amount used during the year		(487)	(191)
Adjustments regarding prior years, including unused amounts reversed during the year		(983)	(351)
Effect of exchange rate adjustment		(680)	212
At the end of the year		6,104	7,271
Non-current liabilities	[1]	5,730	6,982
Current liabilities	[1]	374	289
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		4,179	3,786
Additional provisions, including increases to existing provisions		124	202
Additional provisions from acquisition of businesses (note 5.3)		0	0
Amount used during the year		(144)	0
Adjustments regarding prior years, including unused amounts reversed during the year		(506)	(31)
Effect of exchange rate adjustment		(489)	222
At the end of the year		3,164	4,179
Non-current liabilities		3,139	4,154
Current liabilities		25	25
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year		3,092	1,931
Additional provisions, including increases to existing provisions		859	798
Additional provisions from acquisition of businesses (note 5.3)		0	884
Amount used during the year		(343)	(191)
Adjustments regarding prior years, including unused amounts reversed during the year		(477)	(320)
Effect of exchange rate adjustment		(191)	(10)
At the end of the year		2,940	3,092
Non-current liabilities		2,591	2,828
Current liabilities		349	kr 264
240B Statutory Discounts
Reconciliation of changes in other provisions [abstract]
At the end of the year		kr 4,200

[1]	Effective 1 January 2025, 'sales deductions and product returns' are presented as a separate line item to enhance clarity of presentation and disclosures.
In prior years, these amounts were included in the line items 'provisions', 'other liabilities', and 'trade payables' and have therefore been reclassified to the new line item. Refer to note 2.1 for further information.